Employee Benefit Plans - Stock unit activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of stock unit activity
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	17,172,815
RSU Stock Settled [Member]
Summary of stock unit activity
Stock Units, Outstanding Beginning of year	7,546,973
Stock Units, Granted	2,045,503
Stock Units, Forfeited / Cancelled	(99,748)
Stock Units, Issued	(3,269,682)
Stock Units, Outstanding End of year	6,223,046	7,546,973
Not Vested at End of Year	4,185,141
Weighted-Average Grant-Date Fair Value, beginning of year	$ 43.41
Weighted-Average Grant-Date Fair Value, Granted	67.77
Weighted-Average Grant-Date Fair Value, Forfeited / Cancelled	62.93
Weighted-Average Grant-Date Fair Value, Issued	34.32
Weighted-Average Grant-Date Fair Value, ending of year	55.99	$ 43.41
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 56.17
Total Fair Value, Issued	$ 225,000	$ 154,000	$ 159,000
Employee Benefit Plans Additional (Textual) [Abstract]
Unrecognized compensation cost from stock options	$ 93,000
Weighted average period of recognition of unvested options, in months	1 year 8 months 15 days
Longest weighted-average period of recognition of unvested options, in months	2 years 8 months 23 days
Weighted-Average Grant-Date Fair Value, granted		$ 52.45	$ 48.77
Total Fair Value, Issued	$ 225,000	$ 154,000	$ 159,000
RSU Cash Settled [Member]
Summary of stock unit activity
Stock Units, Outstanding Beginning of year	376,608
Stock Units, Granted	319,552
Stock Units, Forfeited / Cancelled	(6,914)
Stock Units, Issued	(92,255)
Stock Units, Outstanding End of year	596,991	376,608
Not Vested at End of Year	153,457
Weighted-Average Grant-Date Fair Value, beginning of year	$ 62.21
Weighted-Average Grant-Date Fair Value, Granted	68.20
Weighted-Average Grant-Date Fair Value, Forfeited / Cancelled	61.35
Weighted-Average Grant-Date Fair Value, Issued	61.61
Weighted-Average Grant-Date Fair Value, ending of year	64.54	$ 62.21
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 64.54
Total Fair Value, Issued	$ 6,000	$ 1,000
Employee Benefit Plans Additional (Textual) [Abstract]
Unrecognized compensation cost from stock options	$ 5,000
Weighted average period of recognition of unvested options, in months	1 year 8 months 12 days
Longest weighted-average period of recognition of unvested options, in months	2 years 1 month 13 days
Weighted-Average Grant-Date Fair Value, granted		$ 53.68
Total Fair Value, Issued	$ 6,000	$ 1,000